SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE (Tables)	12 Months Ended
Dec. 31, 2013
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE
Summary of information concerning securities sold under agreements to repurchase

	2013	2012
Average daily balance during the year	$28,496,423	$25,945,603
Average interest rate during the year	0.04%	0.06%
Maximum month-end balance during the year	$30,962,993	$34,494,579
Weighted average interest rate at year-end	0.05%	0.06%